Arbitral Award Against Venezuela Related to the Brisas Project:	3 Months Ended
Mar. 31, 2015
Arbitral Award Against Venezuela Related to the Brisas Project: [Abstract]
Arbitral Award Against Venezuela Related to the Brisas Project:

Note 3.      Arbitral Award Against Venezuela Related to the Brisas Project:

In October 2009, Gold Reserve initiated a claim (the "Brisas Arbitration") under the Additional Facility Rules of the ICSID of the World Bank. The Company filed its claim to obtain compensation for the losses caused by the wrongful actions of Venezuela that terminated the Brisas Project in violation of the terms of the Treaty between the Government of Canada and the Government of Venezuela for the Promotion and Protection of Investments (the "Canada-Venezuela BIT"). (Gold Reserve Inc. v. Bolivarian Republic of Venezuela (ICSID Case No. ARB(AF)/09/1)).

The September 22, 2014 ICSID Arbitral Award

On September 22, 2014, the ICSID Tribunal unanimously awarded to the Company the Arbitral Award totaling (i) $713 million in damages, plus (ii) pre-award interest from April 2008 through the date of the Award based on the U.S. Government Treasury Bill Rate, compounded annually totaling, as of the date of the Award, approximately $22.3 million and (iii) $5 million for legal costs and expenses, for a total, as of September 22, 2014, of $740.3 million. The Award (less legal costs and expenses) accrues post-award interest at a rate of LIBOR plus 2%, compounded annually (approximately $52,000 per day) for a total estimated Award as of the date of this report of $751 million. An ICSID Additional Facility Award is enforceable globally in jurisdictions that allow for the recognition and enforcement of commercial arbitral awards.

The December 15, 2014 Reconfirmation of Arbitral Award

Subsequent to the issuance of the Arbitral Award, Venezuela and the Company filed requests for the ICSID Tribunal to correct what each party identified as "clerical, arithmetical or similar errors" in the Award as is permitted by the rules of ICSID's Additional Facility. The Company identified what it considered an inadvertent arithmetic error that warranted an increase in the Award of approximately $50 million and Venezuela identified what it contended were significant inadvertent arithmetic errors that supported a reduction of the Award by approximately $361 million.

On December 15, 2014, the Tribunal denied both parties' requests for correction and reaffirmed the Award originally rendered in favor of Gold Reserve on September 22, 2014 (the "December 15th Decision"). This proceeding marked the end of the Tribunal's jurisdiction with respect to the Award.

Legal Activities in France

The Award was issued by a Tribunal constituted pursuant to the arbitration rules of ICSID's Additional Facility and, by agreement of the parties, the seat of the Tribunal was in Paris.  As a consequence, the Award is subject to review by the French courts.

Venezuela's Requests for Annulment

Application for Annulment of the September 22, 2014 ICSID Arbitral Award

In late October 2014, Venezuela filed an application before the Paris Court of Appeal, declaring its intent to have the September 2014 Award annulled or set aside. According to the schedule established by the Paris Court of Appeal, written pleadings are to be closed by October 15, 2015 and the hearing of Venezuela's application to annul is to take place on November 3, 2015.   At this stage, the Company expects that a judgment on Venezuela's application will be rendered before the end of the year, although this is a matter over which the Company has no control.

 Application for Annulment of the December 15, 2014 Reconfirmation of Arbitral Award

Venezuela also filed an application before the Paris Court of Appeal to annul the December 15th Decision whereby the Tribunal dismissed Venezuela's motion to correct the Award (see December 15, 2014 Reconfirmation of Arbitral Award above).  Venezuela filed its brief on this matter on May 5, 2015 and on May 7, 2015 the Paris Court of Appeal accepted a proposal by both parties to follow the same procedural schedule established for the initial application for annulment discussed above which could allow a decision on both of Venezuela's annulment applications before the end of the year although, similar to the initial application for annulment, this is a matter over which the Company has no control. Neither annulment proceedings discussed herein affect the finality of the Award or its enforceability in the interim.

Petition for Exequatur

In early November 2014, the Company filed a petition before the Paris Court of Appeal to obtain an order of exequatur for the recognition of the Company's Award as a judgment of the Court. Venezuela opposed the Company's petition and requested a stay of execution pending the determination of its application for annulment of the Award discussed above. On January 29, 2015, the Paris Court of Appeal granted the Company's petition for exequatur and dismissed Venezuela's request to stay the execution of the Award pending the outcome of its application to annul the Award. Since Venezuela was denied its motion to stay the execution of the Award, the exequatur or recognition of the Company's ICSID Award as a judgement of the Court, granted on January 29, 2015, is not appealable and remains in full force and effect.

Legal Activities in US District Court for the District of Columbia

On November 26, 2014 the Company filed, in the US District Court for the District of Columbia ("DDC"), a petition to confirm the Award dated September 22, 2014.  Once the Award is confirmed it will be enforceable in the United States as a judgment of the court. Venezuela initially avoided service related to the filing, refused, among other things, to authorize its U.S. counsel to accept service and otherwise contested the validity of service.

Subsequently on April 15, 2015, Venezuela agreed to accept service of Gold Reserve's Petition to confirm the Award and further agreed to respond to the Petition on or before June 12, 2015 (sixty days of the agreed service date). The Company's intention is to move expeditiously towards obtaining confirmation of the Award in the U.S. and consider enforcement options in due course.

Legal Activities in Luxembourg

On October 28, 2014, the Company was granted an exequatur for the recognition and execution of the Award by Tribunal d'arrondissement de et à Luxembourg. As a result, the Company is free to proceed with conservatory or attachment actions against Venezuela's assets in the Grand Duchy of Luxembourg. On January 12, 2015, Venezuela filed a notice of appeal of this decision in the Cour d'appel de Luxembourg (the "Luxembourg Court of Appeal") asking for a stay of execution pending the determination of its application to annul the Award before the Paris Court of Appeal. The Luxembourg Court of Appeal subsequently issued a scheduling direction, dividing Venezuela's arguments in two and ordering that the arguments on form and the request for stay of execution be heard together, on May 21, 2015. In accordance with the scheduling direction, the Company filed its response to Venezuela's first set of arguments, on March 16, 2015, Venezuela filed a reply on April 21, 2015 and, thereafter the Company filed its reply on April 30, 2015.

The Company, on several occasions, served on various Luxembourg banks the equivalent of writs of garnishment relating to interest payments on Venezuela sovereign bonds and any other funds owned by Venezuela. These banks were chosen because they are designated as paying agents or transfer agents in listing memoranda relating to various bonds issued by Venezuela and listed on the Luxembourg Stock Exchange. The banks continue to deny holding funds for the account of Venezuela, which appears to contradict the information contained in the listing memoranda. As a result, the Company intends to have the issue determined by the appropriate court or judge having jurisdiction in Luxembourg over such matters.

Communications with Venezuela

Representatives from Venezuela and the Company have had a number of communications regarding the satisfaction of the Award with no agreement to-date. While Venezuela continues to challenge the validity and/or amount of the Arbitral Award and vigorously opposes actions the Company has taken in the various jurisdictions to effect enforcement and payment of the Award, the Company believes that Venezuela will ultimately honor its international obligations although there can be no assurances in this regard. The Company remains firmly committed to the enforcement and collection of the Arbitral Award including accrued interest in full and will continue to vigorously pursue all available remedies accordingly in every jurisdiction where it perceives that it can draw a benefit that will bring it closer to the collection of the Arbitral Award.

The Company's Intent to Distribute Collection of the Arbitral Award to Shareholders

Subject to applicable regulatory requirements regarding capital and reserves for operating expenses, accounts payable and income taxes, and any obligations arising as a result of the collection of the ICSID Award including payments pursuant to the terms of the convertible notes (if not otherwise converted), Interest Notes, CVR's, Bonus Plan and Retention Plan (all as defined herein) or undertakings made to a court of law, the Company's current plans are to distribute to its shareholders, in the most cost efficient manner, a substantial majority of any net proceeds.

Obligations Due Upon Collection of Arbitral Award and Sale of Brisas Technical Mining Data

The Board of Directors (the "Board") approved a Bonus Pool Plan ("Bonus Plan") in May 2012, which is intended to reward the participants, including executive officers, employees, directors and consultants, for their past and future contributions including their efforts related to the development of the Brisas Project, execution of the Brisas Arbitration and the collection of an award, if any. The bonus pool under the Bonus Plan will generally be comprised of the gross proceeds collected or the fair value of any consideration realized related to such transactions less applicable taxes times 1% of the first $200 million and 5% thereafter. Participation in the Bonus Plan vests upon the participant's selection by the Committee of independent directors, subject to voluntary termination of employment or termination for cause. The Company also maintains the Gold Reserve Director and Employee Retention Plan (See Note 9, Stock Based Compensation Plans).  Units ("Retention Units") granted under the plan become fully vested and payable upon: (1) collection of proceeds from the Arbitral Award and/or sale of mining data and the Company agrees to distribute a substantial majority of the proceeds to its shareholders or, (2) the event of a change of control. The Company currently does not accrue a liability for the Bonus or Retention Plan as events required for payment under the Plans have not yet occurred.

The Company has outstanding contingent value rights ("CVR's") which entitles each note holder that participated in the 2012 Restructuring (as defined herein) to receive, net of certain deductions (including income tax calculation and the payment of current obligations of the Company), a pro rata portion of a maximum aggregate amount of 5.468% of the proceeds actually received by the Company with respect to the Brisas Arbitration proceedings or disposition of the technical data related to the development of the Brisas Project that was compiled by the Company (the "Brisas Project Technical Mining Data"). The proceeds, if any, could be cash, commodities, bonds, shares and/or any other consideration received by the Company and if such proceeds are other than cash, the fair market value of such non-cash proceeds, net of any required deductions (e.g., for taxes) will be subject to the CVR's and will become an obligation of the Company only as the Arbitral Award is collected.

Included in accounts payable is approximately $2.9 million which represents legal fees deferred during the arbitration but now payable as a result of the Arbitral Award. In addition, the Company is obligated to pay contingent legal fees of approximately $1.7 million due upon the collection of the Award.